Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0001661306
Registrant Name	Hancock Park Corporate Income, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES